Insurance Risk - Summary of insurance contracts and reinsurance contracts (Details) - Liquidity risk [member] - Insurance contracts to which premium allocation approach has been applied [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	₩ (96,071,400)	₩ (93,460,886)
Total (excluding variable insurance)	(88,371,882)	(84,756,439)
Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(818,347)	(772,689)
Total (excluding variable insurance)	(384,691)	(411,443)
1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(57,253)	(933,159)
Total (excluding variable insurance)	323,801	(582,177)
2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(595,782)	(741,460)
Total (excluding variable insurance)	(220,861)	(390,281)
3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(809,124)	(1,235,746)
Total (excluding variable insurance)	(451,468)	(874,598)
4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(1,546,404)	(1,521,877)
Total (excluding variable insurance)	(1,224,257)	(1,177,123)
More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(92,244,490)	(88,255,955)
Total (excluding variable insurance)	(86,414,406)	(81,320,817)
Insurance contracts issued [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(95,070,887)	(93,100,315)
Insurance contracts issued [member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(798,582)	(750,943)
Insurance contracts issued [member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(36,041)	(912,381)
Insurance contracts issued [member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(574,894)	(721,670)
Insurance contracts issued [member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(789,583)	(1,217,633)
Insurance contracts issued [member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(1,527,045)	(1,506,206)
Insurance contracts issued [member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(91,344,742)	(87,991,482)
Insurance contracts issued [member] | General Insurance [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(87,371,369)	(84,395,868)
Insurance contracts issued [member] | General Insurance [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(364,926)	(389,697)
Insurance contracts issued [member] | General Insurance [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	345,013	(561,399)
Insurance contracts issued [member] | General Insurance [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(199,973)	(370,491)
Insurance contracts issued [member] | General Insurance [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(431,927)	(856,485)
Insurance contracts issued [member] | General Insurance [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(1,204,898)	(1,161,452)
Insurance contracts issued [member] | General Insurance [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(85,514,658)	(81,056,344)
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	60,839,730	71,770,502
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	4,959,356	5,120,022
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	4,502,944	4,408,374
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	4,087,588	3,892,580
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,652,621	3,500,316
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,114,091	3,073,794
Insurance contracts issued [member] | General Insurance [Member] | Cash Inflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	40,523,130	51,775,416
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(148,211,099)	(156,166,370)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(5,324,282)	(5,509,719)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,157,931)	(4,969,773)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,287,561)	(4,263,071)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,084,548)	(4,356,801)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,318,989)	(4,235,246)
Insurance contracts issued [member] | General Insurance [Member] | Cash Outflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(126,037,788)	(132,831,760)
Insurance contracts issued [member] | Variable Insurance [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(7,699,518)	(8,704,447)
Insurance contracts issued [member] | Variable Insurance [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(433,656)	(361,246)
Insurance contracts issued [member] | Variable Insurance [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(381,054)	(350,982)
Insurance contracts issued [member] | Variable Insurance [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(374,921)	(351,179)
Insurance contracts issued [member] | Variable Insurance [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(357,656)	(361,148)
Insurance contracts issued [member] | Variable Insurance [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(322,147)	(344,754)
Insurance contracts issued [member] | Variable Insurance [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(5,830,084)	(6,935,138)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,517,924	5,288,855
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	446,902	582,036
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	371,371	485,566
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	307,145	412,870
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	254,674	350,176
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	214,352	297,209
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	1,923,480	3,160,998
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(11,217,442)	(13,993,302)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(880,558)	(943,282)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(752,425)	(836,548)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(682,066)	(764,049)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(612,330)	(711,324)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(536,499)	(641,963)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(7,753,564)	(10,096,136)
Reinsurance contracts held [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(1,000,513)	(360,571)
Reinsurance contracts held [member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(19,765)	(21,746)
Reinsurance contracts held [member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(21,212)	(20,778)
Reinsurance contracts held [member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(20,888)	(19,790)
Reinsurance contracts held [member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(19,541)	(18,113)
Reinsurance contracts held [member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(19,359)	(15,671)
Reinsurance contracts held [member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(899,748)	(264,473)
Reinsurance contracts held [member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	9,290,398	8,445,598
Reinsurance contracts held [member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	225,165	203,944
Reinsurance contracts held [member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	216,544	204,852
Reinsurance contracts held [member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	209,995	204,904
Reinsurance contracts held [member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	207,721	204,760
Reinsurance contracts held [member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	207,575	205,383
Reinsurance contracts held [member] | Cash Inflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	8,223,398	7,421,755
Reinsurance contracts held [member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(10,290,911)	(8,806,169)
Reinsurance contracts held [member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(244,930)	(225,690)
Reinsurance contracts held [member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(237,756)	(225,630)
Reinsurance contracts held [member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(230,883)	(224,694)
Reinsurance contracts held [member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(227,262)	(222,873)
Reinsurance contracts held [member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(226,934)	(221,054)
Reinsurance contracts held [member] | Cash Outflow [Member] | More than 5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	₩ (9,123,146)	₩ (7,686,228)